Employee share scheme reserve - summary of expiry date and exercise prices (Details)	12 Months Ended
	Dec. 31, 2025 Options $ / shares	Dec. 31, 2024 Options $ / shares	Dec. 31, 2023 Options $ / shares
Employee share scheme reserve
Number of options outstanding | Options	296,304	246,303	106,304
Weighted average remaining contractual life (in years)	7 years 2 months 19 days	7 years 8 months 19 days	6 years 18 days
Maximum
Employee share scheme reserve
Range of exercise price	$ 250	$ 250	$ 250
Minimum
Employee share scheme reserve
Range of exercise price	$ 0	$ 0	$ 0